Document and Entity Information	Sep. 11, 2025
Cover [Abstract]
Entity Registrant Name	BIODESIX INC
Entity Address, State or Province	CO
Amendment Flag	false
Entity Central Index Key	0001439725
Document Type	8-K
Document Period End Date	Sep. 11, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-39659
Entity Tax Identification Number	20-3986492
Entity Address, Address Line One	919 West Dillon Rd.
Entity Address, City or Town	Louisville
Entity Address, Postal Zip Code	80027
City Area Code	(303)
Local Phone Number	417-0500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	BDSX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false